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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.    100 William Street    Wellesley, Massachusetts 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:         October 31, 2012

Date of reporting period:       January 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 98.5%	Shares	Value
Large-Cap Funds - 57.3%
Amana Trust Income Fund	27,265	$885,839
American Funds AMCAP Fund - Class A	138,376	2,768,909
BlackRock Equity Dividend Fund - Institutional Shares	112,392	2,091,608
Columbia Dividend Opportunity Fund - Class A	274,205	2,248,477
Gabelli Asset Fund (The) - Class I Shares	45,334	2,249,479
iShares Russell 1000 Index Fund (a)	40,000	2,910,800
iShares Russell 1000 Value Index Fund (a)	14,800	975,468
iShares S&P 500 Growth Index Fund (a)	80,900	5,679,180
iShares S&P 500 Index Fund (a)	42,350	5,580,460
iShares S&P 500 Value Index Fund (a)	44,300	2,687,681
MFS Growth Fund - Class I (b)	116,126	5,283,750
Morgan Stanley Institutional Opportunity Portfolio - Class P (b)	138,408	2,189,621
Vanguard 500 Index Fund - Investor Shares	33,670	4,073,093
Vanguard Dividend Growth Fund - Investor Shares	342,100	5,408,595
Wells Fargo Advantage Growth Fund - Administrator Class (b)	162,934	6,233,868
		51,266,828
Sector Funds - 18.3%
Fidelity Select Health Care Portfolio (b)	17,985	2,336,611
Fidelity Select Utilities Growth Portfolio	74,090	3,808,978
iShares Dow Jones U.S. Energy Sector Index Fund (a)	156,200	6,337,034
iShares S&P North American Natural Resources Index Fund (a)	19,100	762,472
PowerShares Dynamic Pharmaceuticals Portfolio (a)	59,300	1,715,549
SPDR Gold Trust (a) (b) (c)	8,000	1,354,480
		16,315,124
International Funds - 9.9%
Aberdeen Emerging Markets Institutional Fund - Institutional Class	122,255	1,716,459
First Eagle Global Fund - Class A	12,868	604,652
Harding, Loevner International Equity Portfolio - Institutional Class	128,016	1,816,553
iShares MSCI EAFE Index Fund (a)	30,500	1,590,270
iShares MSCI Emerging Markets Index Fund (a)	40,900	1,723,117
Oppenheimer International Growth Fund - Class Y	53,481	1,434,905
		8,885,956
Small-Cap Funds - 7.3%
iShares S&P SmallCap 600 Growth Index Fund (a)	47,200	3,701,424
iShares S&P SmallCap 600 Value Index Fund (a)	37,500	2,822,250
		6,523,674
Mid-Cap Funds - 5.7%
iShares S&P MidCap 400 Growth Index Fund (a)	12,600	1,329,300
iShares S&P MidCap 400 Value Index Fund (a)	31,600	2,553,280
SPDR S&P MidCap 400 ETF Trust (a)	7,200	1,224,000
		5,106,580

Total Investment Companies (Cost $68,731,956)		$88,098,162

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.4%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.093% (d) (Cost $379,596)	379,596	$379,596

Total Investments at Value - 98.9% (Cost $69,111,552)		$88,477,758

Other Assets in Excess of Liabilities - 1.1%		950,067

Net Assets - 100.0%		$89,427,825

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2012.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 99.5%	Shares	Value
Sector Funds - 21.5%
Consumer Staples Select Sector SPDR Fund (a)	76,300	$2,443,889
Fidelity Select Health Care Portfolio (b)	6,350	825,013
Fidelity Select Utilities Growth Portfolio	48,461	2,491,385
iShares Dow Jones U.S. Energy Sector Index Fund (a)	89,100	3,614,787
iShares S&P North American Natural Resources Index Fund (a)	31,800	1,269,456
PowerShares Dynamic Food & Beverage Portfolio (a)	78,000	1,499,940
PowerShares Dynamic Pharmaceuticals Portfolio (a)	40,100	1,160,093
SPDR Gold Trust (a) (b) (c)	5,300	897,343
		14,201,906
Large-Cap Funds - 18.3%
American Funds AMCAP Fund - Class A	173,046	3,462,644
iShares Russell 1000 Growth Index Fund (a)	19,600	1,201,088
iShares Russell 1000 Value Index Fund (a)	20,300	1,337,973
iShares S&P 500 Index Fund (a)	28,300	3,729,091
Vanguard Dividend Appreciation ETF (a)	14,500	813,015
Wells Fargo Advantage Growth Fund - Investor Class (b)	42,106	1,533,925
		12,077,736
Government/Corporate Bond Funds - 12.9%
Loomis Sayles Bond Fund - Institutional Class	429,682	6,213,206
PIMCO Unconstrained Bond Fund - Institutional Class	92,035	1,013,306
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	123,501	1,257,241
		8,483,753
Worldwide Bond Funds - 11.7%
Loomis Sayles Global Bond Fund - Institutional Class	95,572	1,615,171
Templeton Global Bond Fund - Class A	472,055	6,141,438
		7,756,609
International Funds - 11.5%
First Eagle Global Fund - Class A	91,530	4,301,012
Harding, Loevner International Equity Portfolio - Institutional Class	229,733	3,259,909
		7,560,921
High Quality Bond Funds - 6.9%
Calvert Bond Portfolio - Class I	79,402	1,265,667
Dodge & Cox Income Fund	240,455	3,265,385
		4,531,052
Mid-Cap Funds - 5.7%
iShares S&P MidCap 400 Value Index Fund (a)	9,000	727,200
SPDR S&P MidCap 400 ETF Trust (a)	17,980	3,056,600
		3,783,800
Small-Cap Funds - 4.6%
iShares S&P SmallCap 600 Growth Index Fund (a)	22,500	1,764,450
iShares S&P SmallCap 600 Value Index Fund (a)	17,200	1,294,472
		3,058,922
High Yield Bond Funds - 4.4%
Loomis Sayles Institutional High Income Fund	409,556	2,920,133

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 99.5% (Continued)	Shares	Value
Convertible Bond Funds - 2.0%
Calamos Convertible Fund - Class I	79,772	$1,333,786

Total Investment Companies (Cost $55,062,920)		$65,708,618

MONEY MARKET FUNDS - 0.6%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.093% (d) (Cost $425,626)	425,626	$425,626

Total Investments at Value - 100.1% (Cost $55,488,546)		$66,134,244

Liabilities in Excess of Other Assets - (0.1%)		(71,668)

Net Assets - 100.0%		$66,062,576

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2012.

See accompanying notes to Schedules of Investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 98.5%	Shares	Value
Large-Cap Funds - 45.3%
Brown Advisory Growth Equity Fund - Institutional Shares (b)	67,658	$913,390
iShares S&P 500 Growth Index Fund (a)	29,200	2,049,840
iShares S&P 500 Value Index Fund (a)	16,500	1,001,055
Vanguard Growth ETF (a)	8,000	525,120
Wells Fargo Advantage Growth Fund - Administrator Class (b)	43,314	1,657,185
		6,146,590
Sector Funds - 24.8%
Fidelity Select Health Care Portfolio (b)	2,738	355,723
iShares Dow Jones U.S. Energy Sector Index Fund (a)	13,200	535,524
iShares S&P North American Natural Resources Index Fund (a)	18,100	722,552
PowerShares Dynamic Pharmaceuticals Portfolio (a)	14,700	425,271
SPDR Gold Trust (a) (b) (c)	1,000	169,310
Technology Select Sector SPDR Fund (a)	42,800	1,157,740
		3,366,120
International Funds - 14.1%
Harding, Loevner International Equity Portfolio - Institutional Class	11,052	156,825
iShares MSCI Emerging Markets Index Fund (a)	29,300	1,234,409
Oppenheimer Developing Markets Fund - Class Y Shares	16,672	526,673
		1,917,907
Mid-Cap Funds - 9.3%
Meridian Growth Fund	11,136	491,977
SPDR S&P MidCap 400 ETF Trust (a)	4,502	765,340
		1,257,317
Small-Cap Funds - 5.0%
Gabelli Small Cap Growth Fund (The) - Class I	13,431	456,239
iShares S&P SmallCap 600 Growth Index Fund (a)	2,900	227,418
		683,657

Total Investment Companies (Cost $10,791,281)		$13,371,591

MONEY MARKET FUNDS - 1.6%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.093% (d) (Cost $223,605)	223,605	$223,605

Total Investments at Value - 100.1% (Cost $11,014,886)		$13,595,196

Liabilities in Excess of Other Assets - (0.1%)		(15,781)

Net Assets - 100.0%		$13,579,415

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2012.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 97.9%	Shares	Value
Europe Funds - 25.9%
Columbia European Equity Fund - Class A	188,476	$1,029,080
Franklin Mutual European Fund - Class A	118,098	2,269,838
iShares MSCI Germany Index Fund (a)	152,000	3,242,160
iShares MSCI Sweden Index Fund (a)	58,000	1,557,300
iShares MSCI Switzerland Index Fund (a)	105,600	2,462,592
iShares MSCI United Kingdom Index Fund (a)	156,546	2,611,187
Vanguard MSCI Europe ETF (a)	57,700	2,520,913
		15,693,070
Diversified Funds - 25.2%
Columbia Acorn International Select Fund - Class A	59,974	1,531,729
Harding, Loevner International Equity Portfolio - Institutional Class	212,227	3,011,497
iShares MSCI EAFE Growth Index Fund (a)	20,200	1,114,636
iShares MSCI EAFE Index Fund (a)	17,500	912,450
iShares MSCI EAFE Value Index Fund (a)	21,600	967,464
iShares S&P Global Energy Sector Index Fund (a)	82,100	3,231,456
iShares S&P Global Infrastructure Index Fund (a)	26,200	894,206
iShares S&P Global Materials Sector Index Fund (a)	19,100	1,217,434
Oppenheimer International Growth Fund - Class Y	26,606	713,828
Templeton Institutional Funds - Foreign Smaller Companies Series	101,459	1,658,850
		15,253,550
Asia/Pacific Funds - 23.7%
Fidelity Japan Fund	161,007	1,542,449
iShares FTSE/Xinhua China 25 Index Fund (a)	61,500	2,386,200
iShares MSCI Australia Index Fund (a)	105,800	2,477,836
iShares MSCI Pacific ex-Japan Index Fund (a)	49,700	2,131,136
Matthews Pacific Tiger Fund - Class I	143,625	3,128,156
ProShares Ultra MSCI Japan (a) (b)	46,300	2,650,212
		14,315,989
Americas Funds - 17.5%
Fidelity Canada Fund	55,747	2,920,586
iShares MSCI Canada Index Fund (a)	97,600	2,743,536
iShares MSCI Mexico Investable Market Index Fund (a)	26,800	1,558,956
iShares S&P Latin America 40 Index Fund (a)	72,300	3,359,058
		10,582,136
Emerging Market Funds - 5.6%
iShares MSCI Emerging Markets Index Fund (a)	34,000	1,432,420
Vanguard Emerging Markets Stock Index Fund (a)	45,800	1,938,256
		3,370,676

Total Investment Companies (Cost $44,070,032)		$59,215,421

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.093% (c) (Cost $1,354,457)	1,354,457	$1,354,457

Total Investments at Value - 100.1% (Cost $45,424,489)		$60,569,878

Liabilities in Excess of Other Assets - (0.1%)		(69,478)

Net Assets - 100.0%		$60,500,400

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2012.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 98.3%	Shares	Value
Long/Short Equity Funds - 17.2%
Marketfield Fund (b)	441,647	$6,222,807
TFS Market Neutral Fund	321,511	4,732,644
Wasatch Long/Short Fund	469,247	6,316,067
Weitz Partners III Opportunity Fund - Institutional Class (b)	195,162	2,437,572
		19,709,090
Arbitrage Funds - 16.2%
Arbitrage Fund - Class I	392,124	5,152,513
Calamos Market Neutral Income Fund - Class A	532,824	6,591,038
Merger Fund (The)	359,914	5,614,655
Touchstone Merger Arbitrage Fund - Institutional Shares	111,539	1,161,119
		18,519,325
Global Macro Funds - 15.8%
BlackRock Global Allocation Fund - Class A	251,152	4,784,436
First Eagle Global Fund - Class A	135,470	6,365,748
Ivy Asset Strategy Fund - Class A	162,134	3,926,887
Mutual Global Discovery Fund - Class Z	108,610	3,063,900
		18,140,971
Asset Allocation Funds - 11.2%
Berwyn Income Fund	278,366	3,688,346
Calamos Strategic Total Return Fund (d)	195,000	1,758,900
FPA Crescent Fund	222,128	6,135,188
Greenspring Fund	55,649	1,310,526
		12,892,960
High Yield/Fixed Income Funds - 9.6%
Forward Credit Analysis Long/Short Fund - Institutional Class	347,041	2,922,089
Ivy High Income Fund - Class A Shares	122,549	1,000,000
Loomis Sayles Institutional High Income Fund	379,813	2,708,070
Templeton Global Bond Fund - Class A	338,973	4,410,033
		11,040,192
Natural Resources Funds - 9.3%
Highbridge Dynamic Commodities Strategy Fund - Select Class	70,059	1,257,560
JPMorgan Alerian MLP Index ETN (e)	27,000	1,072,440
Market Vectors Gold Miners ETF (a)	19,000	1,072,740
PIMCO CommodityRealReturn Strategy Fund - Class A	306,274	2,058,162
RS Global Natural Resources Fund - Class A (b)	25,870	939,856
SPDR Gold Trust (a) (b) (c)	10,500	1,777,755
SteelPath MLP Select 40 Fund - Institutional Class (b)	114,401	1,272,134
Vanguard Precious Metals and Mining Fund - Investor Shares	55,155	1,221,139
		10,671,786
Real Estate Funds - 6.3%
ING Global Real Estate Fund - Class I	222,865	3,597,041
Invesco Real Estate Fund - Class A	149,299	3,619,019
		7,216,060
Option Hedged Funds - 5.7%
Eaton Vance Enhanced Equity Income Fund II (d)	50,000	538,000
Eaton Vance Tax-Managed Buy-Write Income Fund (d)	70,000	938,700
Eaton Vance Tax-Managed Buy-Write Opportunities Fund (d)	100,000	1,257,000

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 98.3% (Continued)	Shares	Value
Option Hedged Funds - 5.7% (Continued)
Gateway Fund - Class A	142,480	$3,794,255
		6,527,955
Managed Futures Funds - 4.1%
ASG Managed Futures Strategy Fund - Class Y	130,343	1,341,226
MutualHedge Frontier Legends Fund - Class I Shares	335,457	3,327,736
		4,668,962
Deep Value/Distressed Securities Funds - 2.9%
Fairholme Fund (The) (b)	46,458	1,189,777
Royce Value Trust, Inc. (d)	157,041	2,113,772
		3,303,549

Total Investment Companies (Cost $101,581,028)		$112,690,850

STRUCTURED NOTES - 1.0%	Par Value	Value
Credit Suisse, Buffered Accelerated Return Equity Security Linked Note due 04/05/2012 (b) (Cost $1,000,000)	$1,000,000	$1,075,600

MONEY MARKET FUNDS - 0.8%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.093% (f) (Cost $953,049)	953,049	$953,049

Total Investments at Value - 100.1% (Cost $103,534,077)		$114,719,499

Liabilities in Excess of Other Assets - (0.1%)		(64,943)

Net Assets - 100.0%		$114,654,556

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Exchange-traded note.
(f)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2012.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2012 (Unaudited)

1.   Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when the Adviser deems it appropriate.  Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term investments (those with remaining maturities of 60 days or less) may be valued at amortized cost which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of January 31, 2012 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$88,098,162	$-	$-	$88,098,162
Money Market Funds	379,596	-	-	379,596
Total	$88,477,758	$-	$-	$88,477,758

New Century Balanced Portfolio

Investment Companies	$65,708,618	$-	$-	$65,708,618
Money Market Funds	425,626	-	-	425,626
Total	$66,134,244	$-	$-	$66,134,244

New Century Opportunistic Portfolio

Investment Companies	$13,371,591	$-	$-	$13,371,591
Money Market Funds	223,605	-	-	223,605
Total	$13,595,196	$-	$-	$13,595,196

New Century International Portfolio

Investment Companies	$59,215,421	$-	$-	$59,215,421
Money Market Funds	1,354,457	-	-	1,354,457
Total	$60,569,878	$-	$-	$60,569,878

New Century Alternative Strategies Portfolio

Investment Companies	$112,690,850	$-	$-	$112,690,850
Structured Notes	-	1,075,600	-	1,075,600
Money Market Funds	953,049	-	-	953,049
Total	$113,643,899	$1,075,600	$-	$114,719,499

The Portfolios did not have any significant transfers in and out of any Level during the quarter ended January 31, 2012.  In addition, the Portfolios did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended January 31, 2012.  It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.   Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2012:

					New
	New	New	New	New	Century
	Century	Century	Century	Century	Alternative
	Capital	Balanced	Opportunistic	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$69,118,366	$55,648,115	$11,031,329	$45,424,489	$104,413,019

Gross unrealized appreciation	$19,463,088	$11,280,770	$2,703,640	$16,478,277	$13,276,918

Gross unrealized depreciation	(103,696)	(794,641)	(139,773)	(1,332,888)	(2,970,438)

Net unrealized appreciation	$19,359,392	$10,486,129	$2,563,867	$15,145,389	$10,306,480

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 28, 2012

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	March 28, 2012

* Print the name and title of each signing officer under his or her signature.